Parent Only Condensed Financial Statements - Schedule of Condensed Statement of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Condensed Statement of Cash Flows [Line Items]
Net cash provided by operating activities
Net cash provided by investing activities
Net cash provided by financing activities
Net changes in cash
Cash at beginning of year
Cash at end of year
Cash flows from operating activities:
Net (loss)/income	(3,554,465)	(32,530,121)	640,485
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Equity in loss/(gain) of subsidiaries	$ 3,554,465	$ 32,530,121	$ 640,485